Consolidated Statement Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statement of Operations
Operating revenues	$ 5,180,471		$ 4,986,829		$ 5,019,943
Operating expenses
Cost of services and products (excluding Depreciation, amortization and accretion expense reported below)	2,041,142		1,911,554		1,870,663
Selling, general and administrative expense	2,011,861		2,011,772		1,964,431
Depreciation, amortization and accretion expense	765,776		755,649		744,247
Loss on impairment of intangible assets					14,000
(Gain) loss on asset disposals and exchanges, net	(810)		11,763		18,758
Total operating expenses	4,817,969		4,690,738		4,612,099
Operating income (loss)	362,502		296,091		407,844
Investment and other income (expense)
Equity in earnings of unconsolidated entities	82,538		98,074		90,732
Interest and dividend income	9,145		10,508		11,121
Gain on investment	24,103
Interest expense	(118,201)		(116,810)		(126,209)
Other, net	3,658		(2,089)		2,000
Total investment and other income (expense)	1,243		(10,317)		(22,356)
Income before income taxes	363,745		285,774		385,488
Income tax expense	113,503		95,188		135,539
Net income	250,242		190,586		249,949
Less: Net income attributable to noncontrolling interests, net of tax	(49,676)		(45,737)		(58,602)
Net income attributable to TDS shareholders	200,566		144,849		191,347
Preferred dividend requirement	(50)		(50)		(51)
Net income available to common	$ 200,516		$ 144,799		$ 191,296
Basic weighted average shares outstanding	108,562	[1]	110,016	[1]	114,354	[1]
Basic earnings per share attributable to TDS shareholders	$ 1.85	[1]	$ 1.32	[1]	$ 1.67	[1]
Diluted weighted average shares outstanding	109,100	[1]	110,489	[1]	114,572	[1]
Diluted earnings per share attributable to TDS shareholders	$ 1.83	[1]	$ 1.31	[1]	$ 1.67	[1]
Dividends per share	$ 0.47	[2]	$ 0.45	[2]	$ 0.43	[2]

[1]	On January 13, 2012, TDS shareholders approved a Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS. Shares outstanding at December 31, 2011, as well as average basic and diluted shares outstanding used to calculate earnings per share as of the beginning of all periods presented, have been retroactively restated to reflect the impact of the increased shares outstanding as a result of the Share Consolidation Amendment. See Note 21—Subsequent Events for additional information.
[2]	Dividends per share reflects the amount paid per share outstanding at the date the dividend was declared and has not been retroactively adjusted to reflect the impact of the Share Consolidation Amendment.